Prudential Day One 2030 Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 94.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	326,198	$ 3,353,314
PGIM Global Real Estate Fund (Class R6)	104,432	2,865,614
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	41,120	471,651
PGIM QMA Commodity Strategies Fund (Class R6)	197,593	1,892,939
PGIM QMA Emerging Markets Equity Fund (Class R6)	42,474	473,156
PGIM QMA International Developed Markets Index Fund (Class R6)	428,978	5,216,370
PGIM QMA Large-Cap Core Equity Fund (Class R6)	788,090	12,357,254
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	128,689	1,415,578
PGIM QMA US Broad Market Index Fund (Class R6)	443,756	6,168,208
PGIM TIPS Fund (Class R6)	577,513	5,734,702
PGIM Total Return Bond Fund (Class R6)	351,257	5,275,874

Total Long-Term Investments (cost $42,718,068)		45,224,660

Short-Term Investment 5.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,400,565)	2,400,565	2,400,565

TOTAL INVESTMENTS 100.0% (cost $45,118,633)(w)		47,625,225
Other assets in excess of liabilities 0.0%		19,125

Net Assets 100.0%		$ 47,644,350

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds